Schedule of Consolidated Statements of Gain (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Sales		$ 5,245
Sales-related party		6,924,461
Total		6,929,706
Cost of sales-production		6,922,148
Cost of OEM		22,776
Loss on factory relocation		359,015
Loss on idle capacity	586,401	365,310
Total cost of sales	586,401	7,669,249
Gross (loss) profit	(586,401)	(739,543)
Operating Expenses
Selling expenses		20,426
General & administrative expenses	89,721	504,502
Total operation expenses	89,721	524,928
(Loss) income from operation	(676,122)	(1,264,471)
Other income (expenses):
Interest expenses	(265,586)	(356,438)
Other income (expenses)		(55,399)
Gain on forgiveness of accounts payable	2,165,629
Total other (expenses) income, net	1,900,043	(411,837)
Gain (loss) from discontinued operations before income taxes	1,223,921	(1,676,308)
Gain on disposal, net	3,578,076
Income tax expenses		(8,609)
Gain (loss) from discontinued operations, net of income taxes	$ 4,801,998	$ (1,667,699)